Available-for-sale debt securities, noncurrent (Tables)	12 Months Ended
Dec. 31, 2025
Available-for-sale debt securities, noncurrent
Schedule of debt securities, available-for-sale

	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Type of security	USD’000	USD’000	USD’000	USD’000	Maturity
Convertible corporate bonds	128	1	—	129	1 to 5 years
Total	128	1	—	129